Borrowings (Details) - Schedule of Borrowings - Borrowings [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Borrowings (Details) - Schedule of Borrowings [Line Items]
Short-term borrowings	$ 506,578
Long-term borrowings	2,171,050
Total	$ 2,677,628